Inventories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Balances at the beginning of the year	R$ (6,176)	R$ (12,862)
Additions	(4,876)	(687)
Write-offs	1,441	7,373
Balances at the end of the year	R$ (9,611)	R$ (6,176)